Provisions, including post-retirement benefits - Summary of Provisions, including post-retirement benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits) at beginning balance	$ 13,794	$ 13,066
Adjustment on currency translation	846	(56)
Adjustments to mining properties
– changes in estimate	710	(123)
Charged/(credited) to profit:
– increases to existing and new provisions	797	1,630
– unused amounts reversed	(187)	(239)
– exchange (gains)/losses on provisions	(83)	13
– amortisation of discount	383	338	$ 378
Utilised in year	(1,053)	(997)
Actuarial losses recognised in equity	121	152
Subsidiaries no longer consolidated (d)	(622)	(63)
Transfers to assets held for sale	(64)	(4)
Transfers and other movements		77
Provisions (including post-retirement benefits) at ending balance	14,642	13,794	13,066
Balance sheet analysis:
Current				$ 1,275	$ 1,315
Non-current				13,367	12,479
Total	13,794	13,794	$ 13,066	14,642	13,794
Pensions and post retirement healthcare [member]
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits) at beginning balance	3,167
Adjustment on currency translation	200
Charged/(credited) to profit:
– increases to existing and new provisions	233
Utilised in year	(339)
Actuarial losses recognised in equity	121
Transfers to assets held for sale	(13)
Transfers and other movements	1
Provisions (including post-retirement benefits) at ending balance	3,370	3,167
Balance sheet analysis:
Current				84
Non-current				3,286
Total	3,167	3,167		3,370	3,167
Other employee entitlements [member]
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits) at beginning balance	450
Adjustment on currency translation	34
Charged/(credited) to profit:
– increases to existing and new provisions	96
– unused amounts reversed	(37)
Utilised in year	(84)
Subsidiaries no longer consolidated (d)	(69)
Transfers to assets held for sale	(4)
Transfers and other movements	3
Provisions (including post-retirement benefits) at ending balance	389	450
Balance sheet analysis:
Current				277
Non-current				112
Total	450	450		389	450
Close down and restoration/ environmental [member]
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits) at beginning balance	8,722
Adjustment on currency translation	502
Adjustments to mining properties
– changes in estimate	710
Charged/(credited) to profit:
– increases to existing and new provisions	230
– unused amounts reversed	(61)
– exchange (gains)/losses on provisions	(40)
– amortisation of discount	348
Utilised in year	(268)
Subsidiaries no longer consolidated (d)	(102)
Transfers to assets held for sale	(47)
Transfers and other movements	(11)
Provisions (including post-retirement benefits) at ending balance	9,983	8,722
Balance sheet analysis:
Current				634
Non-current				9,349
Total	8,722	8,722		9,983	8,722
Other [member]
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits) at beginning balance	1,455
Adjustment on currency translation	110
Charged/(credited) to profit:
– increases to existing and new provisions	238
– unused amounts reversed	(89)
– exchange (gains)/losses on provisions	(43)
– amortisation of discount	35
Utilised in year	(362)
Subsidiaries no longer consolidated (d)	(451)
Transfers and other movements	7
Provisions (including post-retirement benefits) at ending balance	900	1,455
Balance sheet analysis:
Current				280
Non-current				620
Total	$ 1,455	$ 1,455		$ 900	$ 1,455